Document and Entity Information	12 Months Ended
Feb. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep 30, 2012
Registrant Name	TAX-EXEMPT CALIFORNIA MONEY MARKET FUND
Central Index Key	0000811911
Amendment Flag	false
Document Creation Date	Jan 28, 2013
Document Effective Date	Feb 1, 2013
Prospectus Date	Feb 1, 2013

Institutional Shares | TAX-EXEMPT CALIFORNIA MONEY MARKET FUND
Tax-Exempt California Money Market Fund
Investment Objective
The fund seeks maximum current income that is exempt from federal and State of California income taxes to the extent consistent with stability of capital.
Fees and Expenses of the Fund
These are the fees and expenses you may pay when you buy and hold shares.
SHAREHOLDER FEES (paid directly from your investment)
Shareholder Fees (USD $)	Institutional Shares TAX-EXEMPT CALIFORNIA MONEY MARKET FUND
SHAREHOLDER FEES (paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Institutional Shares TAX-EXEMPT CALIFORNIA MONEY MARKET FUND
Management fee	0.12%
Distribution/service (12b-1) fees	none
Other expenses	0.28%
Total annual fund operating expenses	0.40%
Fee waiver/expense reimbursement	0.15%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.25%

The Advisor has contractually agreed through January 31, 2014, to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses at a ratio no higher than 0.25% (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) for Institutional Shares. The agreement may only be terminated with the consent of the fund's Board.
EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses for each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares TAX-EXEMPT CALIFORNIA MONEY MARKET FUND	26	113	209	491

Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in municipal securities and other securities whose income is exempt from State of California and federal income tax and from the federal alternative minimum tax (AMT).

The fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest.

The fund may invest in municipal trust receipts (MTRs), general obligation and revenue notes and bonds, municipal obligations backed by third parties and other municipal instruments paying a fixed, variable or floating interest rate.

This fund is designed for investors in a moderate to high income tax bracket who are interested in income exempt from State of California and federal income tax and AMT along with the liquidity and stability that a money market fund is designed to offer.

Working in consultation with portfolio management, a credit team screens potential securities and develops a list of those that the fund may buy. Portfolio management, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.
Main Risks
There are several risk factors that could reduce the yield you get from the fund, cause the fund's performance to trail that of other investments, or cause you to lose money.

Money market fund risk. An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed, and if it falls below $1.00 you would lose money. The Advisor is not obligated to take any action to maintain the $1.00 share price. The share price could fall below $1.00 as a result of the actions of one or more large investors in the fund. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could cause the fund's share price to fall below $1.00, as could periods of high redemption pressures and/or illiquid markets.

Interest rate risk. Rising interest rates could cause the value of the fund's investments — and therefore its share price as well — to decline. Conversely, any decline in interest rates is likely to cause the fund's yield to decline, and during periods of unusually low interest rates, the fund's yield may approach zero. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the fund's ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors.

Credit risk. The fund's performance could be hurt if an issuer of a security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or inability to meet a financial obligation.

Focus risk – California municipal securities. Because the fund focuses its investments in California municipal securities, its performance can be more volatile than that of a fund that invests more broadly, and it has a relatively large exposure to financial stresses affecting California. For example, the State of California relies heavily on income tax revenues and these revenues are likely to drop during economic downturns, but covering any shortfall by increasing taxes could be difficult due to California law regarding the imposition of new taxes. Examples of other factors include the costs and disruption caused by natural disasters, a fiscal crisis brought on by a national or regional economic downturn, and costs of maintaining certain government programs. California could also face severe fiscal difficulties, for example, from an economic downturn, increased costs for domestic security and reduced monetary support from the federal government. Over time, these issues may impair the state's ability to repay its obligations.

The deterioration of California's fiscal situation as a result of the recent economic downturn increases the risk of investing in California municipal securities, including the risk of potential issuer default, and also heightens the risk that the prices of California municipal securities will experience greater volatility. A default or credit rating downgrade of a small number of municipal security issuers could affect the market values and marketability of all California municipal securities and adversely impact the fund's performance.

Liquidity risk. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors or due to general market conditions and a lack of willing buyers. When there are no willing buyers and an instrument cannot be readily sold at a desired time or price, the fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell one or more portfolio securities can adversely affect the fund's ability to maintain a $1.00 share price or prevent the fund from being able to take advantage of other investment opportunities.

Unusual market conditions, an unusually high volume of redemption requests or other similar conditions could cause the fund to be unable to pay redemption proceeds within a short period of time. If the fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the fund's ability to maintain a $1.00 share price.

Security selection risk. Although short-term securities are relatively stable investments, it is possible that the securities in which the fund invests will not perform as expected. This could cause the fund's returns to lag behind those of similar money market mutual funds and could result in a decline in share price.

Municipal trust receipts risk. The fund's investment in MTRs is subject to similar risks as other investments in debt obligations, including interest rate risk, credit risk and security selection risk. Additionally, investments in MTRs raise certain tax issues that may not be presented by direct investments in municipal bonds. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the fund.

Tax risk. Any distributions to shareholders that represent income from taxable securities will generally be taxable as ordinary income at both the state and federal levels, while other distributions, such as capital gains, are taxable to the same extent they would be for any mutual fund. New federal or state governmental action could adversely affect the tax-exempt status of securities held by the fund, resulting in a higher tax liability for shareholders and potentially hurting fund performance as well.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Prepayment and extension risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

Regulatory risk. In 2010, the SEC adopted amendments to then-existing money market fund regulations, imposing new liquidity, credit quality, and maturity requirements on all money market funds. In November 2012, the Financial Stability Oversight Council (FSOC), a board of U.S. regulators established by the Dodd-Frank Act, proposed recommendations for money market fund reform. If the SEC were to adopt one or more of the FSOC proposed recommendations in the future, or if FSOC were to take other steps to establish similar regulations of money market funds in the future, such regulatory action may affect the fund's operations and/or return potential.
Past Performance
How a fund's returns vary from year to year can give an idea of its risk. Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. The 7-day yield, which is often referred to as the "current yield," is the income generated by the fund over a seven-day period. This amount is then annualized, which means that we assume the fund generates the same income every week for a year. For more recent performance figures and the current yield, go to www.dbadvisorsliquidity.com/US (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.
CALENDAR YEAR TOTAL RETURNS (%) (Institutional Shares)
Returns for other classes were different and are not shown here.

Best Quarter: 0.16%, Q4 2009 Worst Quarter: 0.00%, Q1 2012
Average Annual Total Returns (for periods ended 12/31/2012 expressed as a %)
Average Annual Total Returns	Class Inception	1 Year	Since Inception
Institutional Shares TAX-EXEMPT CALIFORNIA MONEY MARKET FUND	Aug 26, 2008	0.04%	0.32%

Total returns would have been lower if operating expenses had not been reduced.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TAX-EXEMPT CALIFORNIA MONEY MARKET FUND
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
Institutional Shares | TAX-EXEMPT CALIFORNIA MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Tax-Exempt California Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks maximum current income that is exempt from federal and State of California income taxes to the extent consistent with stability of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These are the fees and expenses you may pay when you buy and hold shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	The Advisor has contractually agreed through January 31, 2014, to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses at a ratio no higher than 0.25% (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) for Institutional Shares. The agreement may only be terminated with the consent of the fund's Board.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses for each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To pursue its goal, the fund normally invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in municipal securities and other securities whose income is exempt from State of California and federal income tax and from the federal alternative minimum tax (AMT).

The fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest.

The fund may invest in municipal trust receipts (MTRs), general obligation and revenue notes and bonds, municipal obligations backed by third parties and other municipal instruments paying a fixed, variable or floating interest rate.

This fund is designed for investors in a moderate to high income tax bracket who are interested in income exempt from State of California and federal income tax and AMT along with the liquidity and stability that a money market fund is designed to offer.

Working in consultation with portfolio management, a credit team screens potential securities and develops a list of those that the fund may buy. Portfolio management, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.
Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There are several risk factors that could reduce the yield you get from the fund, cause the fund's performance to trail that of other investments, or cause you to lose money.

Money market fund risk. An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed, and if it falls below $1.00 you would lose money. The Advisor is not obligated to take any action to maintain the $1.00 share price. The share price could fall below $1.00 as a result of the actions of one or more large investors in the fund. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could cause the fund's share price to fall below $1.00, as could periods of high redemption pressures and/or illiquid markets.

Interest rate risk. Rising interest rates could cause the value of the fund's investments — and therefore its share price as well — to decline. Conversely, any decline in interest rates is likely to cause the fund's yield to decline, and during periods of unusually low interest rates, the fund's yield may approach zero. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the fund's ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors.

Credit risk. The fund's performance could be hurt if an issuer of a security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or inability to meet a financial obligation.

Focus risk – California municipal securities. Because the fund focuses its investments in California municipal securities, its performance can be more volatile than that of a fund that invests more broadly, and it has a relatively large exposure to financial stresses affecting California. For example, the State of California relies heavily on income tax revenues and these revenues are likely to drop during economic downturns, but covering any shortfall by increasing taxes could be difficult due to California law regarding the imposition of new taxes. Examples of other factors include the costs and disruption caused by natural disasters, a fiscal crisis brought on by a national or regional economic downturn, and costs of maintaining certain government programs. California could also face severe fiscal difficulties, for example, from an economic downturn, increased costs for domestic security and reduced monetary support from the federal government. Over time, these issues may impair the state's ability to repay its obligations.

The deterioration of California's fiscal situation as a result of the recent economic downturn increases the risk of investing in California municipal securities, including the risk of potential issuer default, and also heightens the risk that the prices of California municipal securities will experience greater volatility. A default or credit rating downgrade of a small number of municipal security issuers could affect the market values and marketability of all California municipal securities and adversely impact the fund's performance.

Liquidity risk. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors or due to general market conditions and a lack of willing buyers. When there are no willing buyers and an instrument cannot be readily sold at a desired time or price, the fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell one or more portfolio securities can adversely affect the fund's ability to maintain a $1.00 share price or prevent the fund from being able to take advantage of other investment opportunities.

Unusual market conditions, an unusually high volume of redemption requests or other similar conditions could cause the fund to be unable to pay redemption proceeds within a short period of time. If the fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the fund's ability to maintain a $1.00 share price.

Security selection risk. Although short-term securities are relatively stable investments, it is possible that the securities in which the fund invests will not perform as expected. This could cause the fund's returns to lag behind those of similar money market mutual funds and could result in a decline in share price.

Municipal trust receipts risk. The fund's investment in MTRs is subject to similar risks as other investments in debt obligations, including interest rate risk, credit risk and security selection risk. Additionally, investments in MTRs raise certain tax issues that may not be presented by direct investments in municipal bonds. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the fund.

Tax risk. Any distributions to shareholders that represent income from taxable securities will generally be taxable as ordinary income at both the state and federal levels, while other distributions, such as capital gains, are taxable to the same extent they would be for any mutual fund. New federal or state governmental action could adversely affect the tax-exempt status of securities held by the fund, resulting in a higher tax liability for shareholders and potentially hurting fund performance as well.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Prepayment and extension risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

Regulatory risk. In 2010, the SEC adopted amendments to then-existing money market fund regulations, imposing new liquidity, credit quality, and maturity requirements on all money market funds. In November 2012, the Financial Stability Oversight Council (FSOC), a board of U.S. regulators established by the Dodd-Frank Act, proposed recommendations for money market fund reform. If the SEC were to adopt one or more of the FSOC proposed recommendations in the future, or if FSOC were to take other steps to establish similar regulations of money market funds in the future, such regulatory action may affect the fund's operations and/or return potential.
Risk Lose Money [Text]	rr_RiskLoseMoney	There are several risk factors that could reduce the yield you get from the fund, cause the fund's performance to trail that of other investments, or cause you to lose money.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money market fund risk. An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed, and if it falls below $1.00 you would lose money. The Advisor is not obligated to take any action to maintain the $1.00 share price. The share price could fall below $1.00 as a result of the actions of one or more large investors in the fund. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could cause the fund's share price to fall below $1.00, as could periods of high redemption pressures and/or illiquid markets.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	How a fund's returns vary from year to year can give an idea of its risk. Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. The 7-day yield, which is often referred to as the "current yield," is the income generated by the fund over a seven-day period. This amount is then annualized, which means that we assume the fund generates the same income every week for a year. For more recent performance figures and the current yield, go to www.dbadvisorsliquidity.com/US (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	How a fund's returns vary from year to year can give an idea of its risk.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dbadvisorsliquidity.com/US
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance may not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS (%) (Institutional Shares)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Returns for other classes were different and are not shown here.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 0.16%, Q4 2009 Worst Quarter: 0.00%, Q1 2012
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/2012 expressed as a %)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Total returns would have been lower if operating expenses had not been reduced.
Institutional Shares | TAX-EXEMPT CALIFORNIA MONEY MARKET FUND | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
SHAREHOLDER FEES (paid directly from your investment)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.12%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.28%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.40%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.15%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.25%
1 Year	rr_ExpenseExampleYear01	26
3 Years	rr_ExpenseExampleYear03	113
5 Years	rr_ExpenseExampleYear05	209
10 Years	rr_ExpenseExampleYear10	491
2009	rr_AnnualReturn2009	0.43%
2010	rr_AnnualReturn2010	0.16%
2011	rr_AnnualReturn2011	0.05%
2012	rr_AnnualReturn2012	0.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.04%
Since Inception	rr_AverageAnnualReturnSinceInception	0.32%
Class Inception	rr_AverageAnnualReturnInceptionDate	Aug 26, 2008

Premier Shares | TAX-EXEMPT CALIFORNIA MONEY MARKET FUND
Tax-Exempt California Money Market Fund
Investment Objective
The fund seeks maximum current income that is exempt from federal and State of California income taxes to the extent consistent with stability of capital.
Fees and Expenses of the Fund
These are the fees and expenses you may pay when you buy and hold shares.
SHAREHOLDER FEES (paid directly from your investment)
Shareholder Fees (USD $)	Premier Shares TAX-EXEMPT CALIFORNIA MONEY MARKET FUND
SHAREHOLDER FEES (paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Premier Shares TAX-EXEMPT CALIFORNIA MONEY MARKET FUND
Management fee	0.12%
Distribution/service (12b-1) fees	0.33%
Other expenses	0.51%
Total annual fund operating expenses	0.96%

EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Premier Shares TAX-EXEMPT CALIFORNIA MONEY MARKET FUND	98	306	531	1,178

Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in municipal securities and other securities whose income is exempt from State of California and federal income tax and from the federal alternative minimum tax (AMT).

The fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest.

The fund may invest in municipal trust receipts (MTRs), general obligation and revenue notes and bonds, municipal obligations backed by third parties and other municipal instruments paying a fixed, variable or floating interest rate.

This fund is designed for investors in a moderate to high income tax bracket who are interested in income exempt from State of California and federal income tax and AMT along with the liquidity and stability that a money market fund is designed to offer.

Working in consultation with portfolio management, a credit team screens potential securities and develops a list of those that the fund may buy. Portfolio management, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.
Main Risks
There are several risk factors that could reduce the yield you get from the fund, cause the fund's performance to trail that of other investments, or cause you to lose money.

Money market fund risk. An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed, and if it falls below $1.00 you would lose money. The Advisor is not obligated to take any action to maintain the $1.00 share price. The share price could fall below $1.00 as a result of the actions of one or more large investors in the fund. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could cause the fund's share price to fall below $1.00, as could periods of high redemption pressures and/or illiquid markets.

Interest rate risk. Rising interest rates could cause the value of the fund's investments — and therefore its share price as well — to decline. Conversely, any decline in interest rates is likely to cause the fund's yield to decline, and during periods of unusually low interest rates, the fund's yield may approach zero. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the fund's ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors.

Credit risk. The fund's performance could be hurt if an issuer of a security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or inability to meet a financial obligation.

Focus risk – California municipal securities. Because the fund focuses its investments in California municipal securities, its performance can be more volatile than that of a fund that invests more broadly, and it has a relatively large exposure to financial stresses affecting California. For example, the State of California relies heavily on income tax revenues and these revenues are likely to drop during economic downturns, but covering any shortfall by increasing taxes could be difficult due to California law regarding the imposition of new taxes. Examples of other factors include the costs and disruption caused by natural disasters, a fiscal crisis brought on by a national or regional economic downturn, and costs of maintaining certain government programs. California could also face severe fiscal difficulties, for example, from an economic downturn, increased costs for domestic security and reduced monetary support from the federal government. Over time, these issues may impair the state's ability to repay its obligations.

The deterioration of California's fiscal situation as a result of the recent economic downturn increases the risk of investing in California municipal securities, including the risk of potential issuer default, and also heightens the risk that the prices of California municipal securities will experience greater volatility. A default or credit rating downgrade of a small number of municipal security issuers could affect the market values and marketability of all California municipal securities and adversely impact the fund's performance.

Liquidity risk. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors or due to general market conditions and a lack of willing buyers. When there are no willing buyers and an instrument cannot be readily sold at a desired time or price, the fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell one or more portfolio securities can adversely affect the fund's ability to maintain a $1.00 share price or prevent the fund from being able to take advantage of other investment opportunities.

Unusual market conditions, an unusually high volume of redemption requests or other similar conditions could cause the fund to be unable to pay redemption proceeds within a short period of time. If the fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the fund's ability to maintain a $1.00 share price.

Security selection risk. Although short-term securities are relatively stable investments, it is possible that the securities in which the fund invests will not perform as expected. This could cause the fund's returns to lag behind those of similar money market mutual funds and could result in a decline in share price.

Municipal trust receipts risk. The fund's investment in MTRs is subject to similar risks as other investments in debt obligations, including interest rate risk, credit risk and security selection risk. Additionally, investments in MTRs raise certain tax issues that may not be presented by direct investments in municipal bonds. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the fund.

Tax risk. Any distributions to shareholders that represent income from taxable securities will generally be taxable as ordinary income at both the state and federal levels, while other distributions, such as capital gains, are taxable to the same extent they would be for any mutual fund. New federal or state governmental action could adversely affect the tax-exempt status of securities held by the fund, resulting in a higher tax liability for shareholders and potentially hurting fund performance as well.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Prepayment and extension risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

Regulatory risk. In 2010, the SEC adopted amendments to then-existing money market fund regulations, imposing new liquidity, credit quality, and maturity requirements on all money market funds. In November 2012, the Financial Stability Oversight Council (FSOC), a board of U.S. regulators established by the Dodd-Frank Act, proposed recommendations for money market fund reform. If the SEC were to adopt one or more of the FSOC proposed recommendations in the future, or if FSOC were to take other steps to establish similar regulations of money market funds in the future, such regulatory action may affect the fund's operations and/or return potential.
Past Performance
How a fund's returns vary from year to year can give an idea of its risk. Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. The 7-day yield, which is often referred to as the "current yield," is the income generated by the fund over a seven-day period. This amount is then annualized, which means that we assume the fund generates the same income every week for a year. For more recent performance figures and the current yield, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.
CALENDAR YEAR TOTAL RETURNS (%) (Premier Shares)
Returns for other classes were different and are not shown here.

Best Quarter: 0.69%, Q3 2007 Worst Quarter: 0.00%, Q1 2011
Average Annual Total Returns (for periods ended 12/31/2012 expressed as a %)
Average Annual Total Returns	Class Inception	1 Year	5 Years	10 Years
Premier Shares TAX-EXEMPT CALIFORNIA MONEY MARKET FUND	Dec 13, 1990	0.04%	0.34%	0.95%

Total returns would have been lower if operating expenses hadn't been reduced.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TAX-EXEMPT CALIFORNIA MONEY MARKET FUND
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
Premier Shares | TAX-EXEMPT CALIFORNIA MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Tax-Exempt California Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks maximum current income that is exempt from federal and State of California income taxes to the extent consistent with stability of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These are the fees and expenses you may pay when you buy and hold shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To pursue its goal, the fund normally invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in municipal securities and other securities whose income is exempt from State of California and federal income tax and from the federal alternative minimum tax (AMT).

The fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest.

The fund may invest in municipal trust receipts (MTRs), general obligation and revenue notes and bonds, municipal obligations backed by third parties and other municipal instruments paying a fixed, variable or floating interest rate.

This fund is designed for investors in a moderate to high income tax bracket who are interested in income exempt from State of California and federal income tax and AMT along with the liquidity and stability that a money market fund is designed to offer.

		Working in consultation with portfolio management, a credit team screens potential securities and develops a list of those that the fund may buy. Portfolio management, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.
Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There are several risk factors that could reduce the yield you get from the fund, cause the fund's performance to trail that of other investments, or cause you to lose money.

Money market fund risk. An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed, and if it falls below $1.00 you would lose money. The Advisor is not obligated to take any action to maintain the $1.00 share price. The share price could fall below $1.00 as a result of the actions of one or more large investors in the fund. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could cause the fund's share price to fall below $1.00, as could periods of high redemption pressures and/or illiquid markets.

Interest rate risk. Rising interest rates could cause the value of the fund's investments — and therefore its share price as well — to decline. Conversely, any decline in interest rates is likely to cause the fund's yield to decline, and during periods of unusually low interest rates, the fund's yield may approach zero. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the fund's ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors.

Credit risk. The fund's performance could be hurt if an issuer of a security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or inability to meet a financial obligation.

Focus risk – California municipal securities. Because the fund focuses its investments in California municipal securities, its performance can be more volatile than that of a fund that invests more broadly, and it has a relatively large exposure to financial stresses affecting California. For example, the State of California relies heavily on income tax revenues and these revenues are likely to drop during economic downturns, but covering any shortfall by increasing taxes could be difficult due to California law regarding the imposition of new taxes. Examples of other factors include the costs and disruption caused by natural disasters, a fiscal crisis brought on by a national or regional economic downturn, and costs of maintaining certain government programs. California could also face severe fiscal difficulties, for example, from an economic downturn, increased costs for domestic security and reduced monetary support from the federal government. Over time, these issues may impair the state's ability to repay its obligations.

The deterioration of California's fiscal situation as a result of the recent economic downturn increases the risk of investing in California municipal securities, including the risk of potential issuer default, and also heightens the risk that the prices of California municipal securities will experience greater volatility. A default or credit rating downgrade of a small number of municipal security issuers could affect the market values and marketability of all California municipal securities and adversely impact the fund's performance.

Liquidity risk. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors or due to general market conditions and a lack of willing buyers. When there are no willing buyers and an instrument cannot be readily sold at a desired time or price, the fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell one or more portfolio securities can adversely affect the fund's ability to maintain a $1.00 share price or prevent the fund from being able to take advantage of other investment opportunities.

Unusual market conditions, an unusually high volume of redemption requests or other similar conditions could cause the fund to be unable to pay redemption proceeds within a short period of time. If the fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the fund's ability to maintain a $1.00 share price.

Security selection risk. Although short-term securities are relatively stable investments, it is possible that the securities in which the fund invests will not perform as expected. This could cause the fund's returns to lag behind those of similar money market mutual funds and could result in a decline in share price.

Municipal trust receipts risk. The fund's investment in MTRs is subject to similar risks as other investments in debt obligations, including interest rate risk, credit risk and security selection risk. Additionally, investments in MTRs raise certain tax issues that may not be presented by direct investments in municipal bonds. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the fund.

Tax risk. Any distributions to shareholders that represent income from taxable securities will generally be taxable as ordinary income at both the state and federal levels, while other distributions, such as capital gains, are taxable to the same extent they would be for any mutual fund. New federal or state governmental action could adversely affect the tax-exempt status of securities held by the fund, resulting in a higher tax liability for shareholders and potentially hurting fund performance as well.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Prepayment and extension risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

		Regulatory risk. In 2010, the SEC adopted amendments to then-existing money market fund regulations, imposing new liquidity, credit quality, and maturity requirements on all money market funds. In November 2012, the Financial Stability Oversight Council (FSOC), a board of U.S. regulators established by the Dodd-Frank Act, proposed recommendations for money market fund reform. If the SEC were to adopt one or more of the FSOC proposed recommendations in the future, or if FSOC were to take other steps to establish similar regulations of money market funds in the future, such regulatory action may affect the fund's operations and/or return potential.
Risk Lose Money [Text]	rr_RiskLoseMoney	There are several risk factors that could reduce the yield you get from the fund, cause the fund's performance to trail that of other investments, or cause you to lose money.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money market fund risk. An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed, and if it falls below $1.00 you would lose money. The Advisor is not obligated to take any action to maintain the $1.00 share price. The share price could fall below $1.00 as a result of the actions of one or more large investors in the fund. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could cause the fund's share price to fall below $1.00, as could periods of high redemption pressures and/or illiquid markets.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	How a fund's returns vary from year to year can give an idea of its risk. Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. The 7-day yield, which is often referred to as the "current yield," is the income generated by the fund over a seven-day period. This amount is then annualized, which means that we assume the fund generates the same income every week for a year. For more recent performance figures and the current yield, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	How a fund's returns vary from year to year can give an idea of its risk.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dws-investments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance may not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS (%) (Premier Shares)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Returns for other classes were different and are not shown here.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 0.69%, Q3 2007 Worst Quarter: 0.00%, Q1 2011
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/2012 expressed as a %)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Total returns would have been lower if operating expenses hadn't been reduced.
Premier Shares | TAX-EXEMPT CALIFORNIA MONEY MARKET FUND | Premier Shares
Risk/Return:	rr_RiskReturnAbstract
SHAREHOLDER FEES (paid directly from your investment)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.12%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.33%
Other expenses	rr_OtherExpensesOverAssets	0.51%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.96%
1 Year	rr_ExpenseExampleYear01	98
3 Years	rr_ExpenseExampleYear03	306
5 Years	rr_ExpenseExampleYear05	531
10 Years	rr_ExpenseExampleYear10	1,178
2003	rr_AnnualReturn2003	0.33%
2004	rr_AnnualReturn2004	0.54%
2005	rr_AnnualReturn2005	1.67%
2006	rr_AnnualReturn2006	2.39%
2007	rr_AnnualReturn2007	2.70%
2008	rr_AnnualReturn2008	1.44%
2009	rr_AnnualReturn2009	0.11%
2010	rr_AnnualReturn2010	0.10%
2011	rr_AnnualReturn2011	0.01%
2012	rr_AnnualReturn2012	0.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.04%
5 Years	rr_AverageAnnualReturnYear05	0.34%
10 Years	rr_AverageAnnualReturnYear10	0.95%
Class Inception	rr_AverageAnnualReturnInceptionDate	Dec 13, 1990

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TAX-EXEMPT CALIFORNIA MONEY MARKET FUND
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
Document Creation Date	dei_DocumentCreationDate	Jan 28, 2013